INCOME TAXES - Expiry Date of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 159	$ 514
After three years from reporting date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	10	30
No expiry
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 149	$ 484